SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - 10K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Pension and Post-Retirement Benefits [Abstract]
Reconciliation of Projected Benefit Obligations, Plan Assets, Funded Status and Amounts Recognized in the Consolidated Financial Statements
The following table provides an aggregate reconciliation of the projected benefit obligations, plan assets, funded status and amounts recognized in the Company’s Consolidated Financial Statements related to the Company's significant pension and other post-retirement benefit plans.

	Pension Plans		Other Post-Retirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Change in Benefit Obligation:
Benefit obligation - beginning of year	$(761.7)	$(668.2)	$(12.9)	$(14.4)
Service cost	(0.7)	(0.8)	—	—
Interest cost	(28.6)	(30.1)	(0.5)	(0.5)
Actuarial gain (loss)	44.4	(108.0)	(0.4)	(0.2)
Lump sum settlement	53.4	—	—	—
Other pension settlements	0.8	—	—	—
Benefits paid	38.3	41.0	0.8	0.7
Foreign currency translation adjustments	4.7	4.4	—	—
Other	—	—	—	1.5
Benefit obligation - end of year	$(649.4)	$(761.7)	$(13.0)	$(12.9)
Change in Plan Assets:
Fair value of plan assets - beginning of year	$567.7	$557.6	$—	$—
Actual return on plan assets	(13.9)	37.6	—	—
Employer contributions	17.3	18.2	0.8	0.7
Lump sum settlement	(53.4)	—	—	—
Other pension settlements	(0.8)	—	—	—
Benefits paid	(38.3)	(41.0)	(0.8)	(0.7)
Foreign currency translation adjustments	(4.7)	(4.7)	—	—
Fair value of plan assets - end of year	$473.9	$567.7	$—	$—
Unfunded status of plans at December 31,	$(175.5)	$(194.0)	$(13.0)	$(12.9)

Amounts Recognized in the Consolidated Balance Sheets
In respect of the Company's pension plans and other post-retirement benefit plans, amounts recognized in the Company’s Consolidated Balance Sheets at December 31, 2015 and 2014 consist of the following:

	Pension Plans		Other Post-Retirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Other long-term assets	$3.6	$0.8	$—	$—
Accrued expenses and other	$(6.0)	$(6.1)	$(0.8)	$(0.7)
Pension and other post-retirement benefit liabilities	(173.1)	(188.7)	(12.2)	(12.2)
Total liability	(175.5)	(194.0)	(13.0)	(12.9)

Accumulated other comprehensive loss, gross	258.0	277.6	2.8	2.5
Income tax (benefit) expense	(41.9)	(43.7)	(0.1)	0.1
Portion allocated to Revlon Holdings	(0.9)	(1.0)	(0.2)	(0.2)
Accumulated other comprehensive loss, net	$215.2	$232.9	$2.5	$2.4

Projected Benefit Obligation, Accumulated Benefit Obligation, and Fair Value of Plan Assets
The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the Company's pension plans are as follows:

	December 31,
	2015	2014
Projected benefit obligation	$649.4	$761.7
Accumulated benefit obligation	649.0	761.0
Fair value of plan assets	473.9	567.7

Components of Net Periodic Benefit (Income) Costs
The components of net periodic benefit (income) costs for the Company’s pension and the other post-retirement benefit plans for the second quarter of 2016 and 2015 are as follows:

	Pension Plans		Other Post-Retirement Benefit Plans
	Three Months Ended June 30,
	2016	2015	2016	2015
Net periodic benefit (income) costs:
Service cost	$0.2	$0.2	$—	$—
Interest cost	5.1	7.1	0.1	0.1
Expected return on plan assets	(7.8)	(10.2)	—	—
Amortization of actuarial loss	2.3	2.1	0.1	0.1
	(0.2)	(0.8)	0.2	0.2
Portion allocated to Revlon Holdings	(0.1)	(0.1)	—	—
	$(0.3)	$(0.9)	$0.2	$0.2
The components of net periodic benefit (income) costs for the Company's pension and the other post-retirement benefit plans for the first six months of 2016 and 2015 are as follows:

	Pension Plans		Other Post-Retirement Benefit Plans
	Six Months Ended June 30,
	2016	2015	2016	2015
Net periodic benefit (income) costs:
Service cost	$0.3	$0.4	$—	$—
Interest cost	10.3	14.3	0.2	0.2
Expected return on plan assets	(15.6)	(20.3)	—	—
Amortization of actuarial loss	4.4	4.1	0.1	0.1
	(0.6)	(1.5)	0.3	0.3
Portion allocated to Revlon Holdings	(0.1)	(0.1)	—	—
	$(0.7)	$(1.6)	$0.3	$0.3

The components of net periodic benefit (income) costs for the Company’s pension and the other post-retirement benefit plans are as follows:

	Pension Plans			Other Post-Retirement Benefit Plans
	Year Ended December 31,
	2015	2014	2013	2015	2014	2013
Net periodic benefit (income) costs:
Service cost	$0.7	$0.8	$0.9	$—	$—	$—
Interest cost	28.6	30.1	27.6	0.5	0.5	0.6
Expected return on plan assets	(40.3)	(41.3)	(38.3)	—	—	—
Amortization of actuarial loss	8.4	4.5	8.6	0.1	0.1	0.4
Lump sum settlement charge	20.7	—	—	—	—	—
Other pension settlements charge	0.3	—	—	—	—	—
	18.4	(5.9)	(1.2)	0.6	0.6	1.0
Portion allocated to Revlon Holdings	(0.1)	(0.1)	(0.1)	(0.1)	—	(0.1)
	$18.3	$(6.0)	$(1.3)	$0.5	$0.6	$0.9

Classification of Net Periodic Benefit (Income) Costs
Net periodic benefit costs (income) are reflected in the Company's Consolidated Financial Statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Net periodic benefit (income) costs:
Cost of sales	$(0.5)	$(1.0)	$(1.3)	$(2.0)
Selling, general and administrative expense	0.4	0.3	0.9	0.7
	$(0.1)	$(0.7)	$(0.4)	$(1.3)

Net periodic benefit costs (income) are reflected in the Company's Consolidated Financial Statements as follows:

	Year Ended December 31,
	2015	2014
Net periodic benefit (income) costs:
Cost of sales	$6.1	$(4.2)
Selling, general and administrative expense	12.7	(0.7)
Inventories	—	(0.5)
	$18.8	$(5.4)

Summary of Unrecognized Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive loss at December 31, 2015 in respect of the Company’s pension plans and other post-retirement plans, which have not yet been recognized as a component of net periodic benefit cost, are as follows:

	Pension Benefits	Post-Retirement Benefits	Total
Net actuarial loss	$258.0	$2.8	$260.8
Prior service cost	—	—	—
Accumulated Other Comprehensive Loss, Gross	258.0	2.8	260.8
Income tax (benefit) expense	(41.9)	(0.1)	(42.0)
Portion allocated to Revlon Holdings	(0.9)	(0.2)	(1.1)
Accumulated Other Comprehensive Loss, Net	$215.2	$2.5	$217.7

Weighted-Average Assumptions Used
The following weighted average assumptions were used to determine the Company’s projected benefit obligation of the Company’s U.S. and International pension plans at the end of the respective years:

	U.S. Plans		International Plans
	2015	2014	2015	2014
Discount rate	4.15%	3.89%	3.68%	3.74%
Rate of future compensation increases	3.50%	3.00%	2.22%	2.33%
The following weighted average assumptions were used to determine the Company’s net periodic benefit (income) cost of the Company’s U.S. and International pension plans during the respective years:

	U.S. Plans			International Plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.89%	4.68%	3.78%	3.74%	4.48%	4.33%
Expected long-term return on plan assets	7.50%	7.75%	7.75%	6.00%	6.00%	6.00%
Rate of future compensation increases	3.00%	3.00%	3.00%	2.33%	3.40%	2.97%

Fair Value of Plan Assets
The following table presents information on the fair value of the Company's U.S. and international pension plan assets at December 31, 2015 and 2014:

	U.S. Plans		International Plans
	2015	2014	2015	2014
Fair value of plan assets	$407.2	$496.1	$66.7	$71.6

Fair Values by Asset Categories
The target ranges per asset class are as follows:

Target Ranges
	U.S. Plans	International Plans
Asset Class:
Common and preferred stock	0% - 10%	—
Mutual funds	20% - 30%	—
Fixed income securities	10% - 30%	—
Common and collective funds	25% - 55%	100%
Hedge funds	0% - 15%	—
Group annuity contract	0% - 5%	—
Cash and other investments	0% - 10%	—
The fair values of the Company's U.S. and International pension plan assets at December 31, 2015 by asset category were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common and Preferred Stock:
U.S. small/mid cap equity	$14.6	$14.6	$—	$—
Mutual Funds(a):
Corporate bonds	14.9	14.9	—	—
Government bonds	12.9	12.9	—	—
U.S. large cap equity	0.7	0.7	—	—
International equities	3.0	3.0	—	—
Emerging markets international equity	5.1	5.1	—	—
Other	2.0	2.0	—	—
Fixed Income Securities:
Corporate bonds	41.7	—	41.7	—
Government bonds	6.9	—	6.9	—
Common and Collective Funds(a):
Corporate bonds	61.5	—	61.5	—
Government bonds	56.8	—	56.8	—
U.S. large cap equity	71.9	—	71.9	—
U.S. small/mid cap equity	15.5	—	15.5	—
International equities	77.8	—	77.8	—
Emerging markets international equity	14.5	—	14.5	—
Cash and cash equivalents	(0.8)	0.3	(1.1)	—
Other	5.5	—	5.5	—
Hedge Funds(a):
Corporate bonds	3.8	—	3.8	—
Government bonds	8.6	—	8.6	—
U.S. large cap equity	3.8	—	3.8	—
Cash and cash equivalents	4.6	—	4.6	—
Other	32.1	—	32.1	—
Group Annuity Contract	2.8	—	2.8	—
Cash and cash equivalents	13.7	13.7	—	—
Fair value of plan assets at December 31, 2015	$473.9	$67.2	$406.7	$—
(a)
The investments in mutual funds, common and collective funds and hedge funds are disclosed above within the respective underlying investments’ class (i.e., various equities, corporate bonds, government bonds and other investment classes), while the fair value hierarchy levels of the investments are based on the Company’s direct ownership unit of account.

The fair values of the Company's U.S. and International pension plan assets at December 31, 2014 by asset category were as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common and Preferred Stock:
U.S. small/mid cap equity	$20.5	$20.5	$—	$—
Mutual Funds(a):
Corporate bonds	17.5	17.5	—	—
Government bonds	13.6	13.6	—	—
U.S. large cap equity	68.5	68.5	—	—
International equities	7.3	7.3	—	—
Emerging markets international equity	6.1	6.1	—	—
Other	3.1	3.1	—	—
Fixed Income Securities:
Corporate bonds	55.0	—	55.0	—
Government bonds	10.9	—	10.9	—
Common and Collective Funds(a):
Corporate bonds	75.4	—	75.4	—
Government bonds	60.0	—	60.0	—
U.S. large cap equity	24.3	—	24.3	—
U.S. small/mid cap equity	21.0	—	21.0	—
International equities	89.9	—	89.9	—
Emerging markets international equity	17.6	—	17.6	—
Cash and cash equivalents	3.7	—	3.7	—
Other	3.1	—	3.1	—
Hedge Funds(a):
Corporate bonds	6.8	—	6.8	—
Government bonds	(8.8)	—	(8.8)	—
U.S. large cap equity	9.1	—	9.1	—
International equities	15.9	—	15.9	—
Emerging markets international equity	4.1	—	4.1	—
Cash and cash equivalents	26.8	—	26.8	—
Other	4.2	—	4.2	—
Group Annuity Contract	2.8	—	2.8	—
Cash and cash equivalents	9.3	9.3	—	—
Fair value of plan assets at December 31, 2014	$567.7	$145.9	$421.8	$—
(a)
The investments in mutual funds, common and collective funds and hedge funds are disclosed above within the respective underlying investments’ class (i.e., various equities, corporate bonds, government bonds and other investment classes), while the fair value hierarchy levels of the investments are based on the Company’s direct ownership unit of account.

Changes in Fair Values of Plan Assets
The following table sets forth a summary of changes in the fair values of the Company's U.S. and International pension plans’ Level 3 assets for 2014:

	Total	Fixed Income Securities	Hedge Funds
Balance, January 1, 2014	$1.9	$1.9	$—
Purchases, sales, and settlements, net	(0.5)	(0.5)	—
Transfers out of Level 3	(1.4)	(1.4)	—
Balance, December 31, 2014	$—	$—	$—

Expected Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid out of the Company’s pension and other post-retirement benefit plans:

	Total Pension Benefits	Total Other Benefits
2016	$41.7	$1.0
2017	41.6	1.0
2018	42.1	1.0
2019	42.4	1.0
2020	42.9	1.0
Years 2021 to 2025	212.4	4.9